RIGHT OF USE ASSETS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Discounted lease payment rate	10.00%	10.00%
Hamilton County, Indiana
Monthly rent	$ 2,000
gross revenues	20.00%
Lease term	5 years
12115 Visionary Way, Ste 174, Fishers, IN 46038
Monthly rent	$ 2,143	$ 2,143
Lease term	10 years	10 years
1845 South KY Highway 15 South, Hazard, KY 41701
Monthly rent	$ 250	$ 250
Lease term	10 years	10 years
Kentucky [Member]
Monthly rent	$ 2,000
Lease term	21 years